Financial Income, Net (Details) - Schedule of financial income, net - Financial income, Net [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial expenses	$ 94,866	$ 862
Interest on deposits [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	345	577
Foreign currency translation differences [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	149	354
Financial expenses	(148)	(25)
Interest income from marketable securities [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	98
Remeasurement of restricted sponsor shares [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	22,112
Remeasurement of price adjustment shares [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	41,606
Remeasurement of warrant liability [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	31,021
Other [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial income	52	81
Financial expenses	(241)	(48)
Bank charges [Member]
Financial Income, Net (Details) - Schedule of financial income, net [Line Items]
Financial expenses	$ (128)	$ (77)